General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Notes and other explanatory information [abstract]
Directors’ fees (Note 19)	$ 267	$ 409
Insurance	313	380
Office and general	276	159
Shareholder information	452	450
Professional fees	600	442
Salaries and benefits (Notes 16 and 19)	2,338	2,470
Consulting	614	472
Share-based compensation expense (Notes 16 and 19)	1,743	2,501
Travel and accommodation	189	215
Depreciation	65	103
Other	32	27
Total general and administrative expenses	$ 6,889	$ 7,628